Schedule of Investments (unaudited) June 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 0.3%
Ford Motor Co., 6.20%	1,472,076	$38,848,086

Banks — 31.7%
Associated Banc-Corp, Series E, 5.88%(a)	372,139	9,459,773
Banc of California Inc.
Series D, 7.38%	188,874	4,910,724
Series E, 7.00%	236,069	6,232,222
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(b)	424,038	9,532,374
Bank of America Corp.
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(b)	949,146	20,738,840
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(b)	1,486,511	31,959,986
Series CC, 6.20%	3,662,274	96,098,070
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(b)	521,495	11,608,479
Series EE, 6.00%(a)	3,356,890	89,192,567
Series GG, 6.00%	6,375,000	170,467,500
Series H, 3.17% (3 mo. LIBOR US + 0.650%)(b)	1,409,177	27,394,401
Series K, 6.45%(c)	4,942,096	129,878,283
Series W, 6.63%	3,463,564	88,182,339
Series Y, 6.50%(a)	3,938,911	100,521,009
BB&T Corp.
5.63%(a)	1,725,601	44,416,970
5.85%	2,133,822	53,985,697
Series E, 5.63%	4,267,598	107,330,090
Series F, 5.20%(a)	1,669,936	41,464,511
Series G, 5.20%(a)	1,855,500	46,127,730
BOK Financial Corp., 5.38%	180,534	4,699,300
Citigroup Inc.
Series J, 7.13%(a)(c)	3,526,221	97,323,700
Series K, 6.88%(c)	5,549,164	152,102,585
Series S, 6.30%	3,841,708	100,422,247
Citizens Financial Group Inc., Series D, 6.35%(c)	566,575	15,184,210
Commerce Bancshares Inc/MO, Series B, 6.00%	284,665	7,458,223
Cullen/Frost Bankers Inc., 5.38%	283,310	7,411,390
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	3,080,475	77,658,775
Deutsche Bank Contingent Capital Trust V, 8.05%(a)	5,316,271	135,352,260
Fifth Third Bancorp., Series I, 6.63%(a)(c)	1,675,360	46,156,168
First Horizon National Corp., Series A, 6.20%	188,889	4,947,003
First Republic Bank/CA
Series D, 5.50%	360,549	9,118,284
Series F, 5.70%	189,767	4,909,272
Series G, 5.50%	560,594	14,082,121
Series H, 5.13%	747,486	18,380,681
Series I, 5.50%	1,121,187	28,388,455
FNB Corp/PA, 7.25%(c)	209,245	5,994,869
GMAC Capital Trust I, Series 2, 8.30% (3 mo. LIBOR US + 5.785%)(b)	10,183,982	266,107,450
Hancock Whitney Corp., 5.95%	180,360	4,671,324
HSBC Holdings PLC, Series A, 6.20%(a)	5,009,853	131,258,149
Huntington Bancshares Inc./OH
Series C, 5.88%	188,874	4,929,611
Series D, 6.25%(a)	2,242,372	58,055,011
IBERIABANK Corp., Series D, 6.10%(c)	188,874	4,969,275
ING Groep NV, 6.13%(a)	2,691,793	69,313,670
JPMorgan Chase & Co.
Series AA, 6.10%	6,056,544	158,015,233
Series BB, 6.15%	4,887,675	128,057,085
Series DD, 5.75%	3,700,000	99,604,000
Series EE, 6.00%	935,968	25,411,531

Security	Shares	Value

Banks (continued)
Series P, 5.45%(a)	3,824,759	$99,023,010
Series W, 6.30%	3,740,245	96,797,541
Series Y, 6.13%	6,077,794	156,563,973
KeyCorp
Series E, 6.13%(c)	1,862,340	51,791,675
Series F, 5.65%	1,582,991	40,287,121
KeyCorp., Series G, 5.63%	849,672	22,142,452
People’s United Financial Inc., Series A, 5.63%(c)	960,247	24,956,819
PNC Financial Services Group Inc. (The)
Series P, 6.13%(a)(c)	5,591,502	150,523,234
Series Q, 5.38%	1,793,898	45,188,291
Popular Capital Trust I, 6.70%	211,862	5,845,273
Popular Capital Trust II, 6.13%	156,450	4,097,425
Regions Financial Corp.
Series A, 6.38%	1,868,658	47,426,540
Series B, 6.38%(a)(c)	1,868,659	51,145,197
Series C, 5.70%(c)	944,323	24,410,749
Sterling Bancorp/DE, Series A, 6.50%	254,681	6,988,447
SunTrust Banks Inc., 4.00% (3 mo. LIBOR US + 0.530%)(a)(b)	645,927	14,811,106
Synovus Financial Corp., Series D, 6.30%(c)	741,968	19,120,515
TCF Financial Corp., Series C, 5.70%(a)	654,010	16,376,410
Texas Capital Bancshares Inc.
6.50%	133,410	3,526,026
Series A, 6.50%	283,310	7,388,725
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(b)	3,714,162	73,726,116
Series F, 6.50%(a)(c)	4,085,795	109,499,306
Series H, 5.15%(a)	1,868,659	46,436,176
Series K, 5.50%	2,135,667	55,399,202
Valley National Bancorp
Series A, 6.25%(c)	217,200	5,946,936
Series B, 5.50%(a)(c)	188,874	4,844,618
Webster Financial Corp., Series F, 5.25%(a)	577,868	14,573,831
Wells Fargo & Co. 5.20%(a)	3,167,800	79,543,458
Series O, 5.13%	2,745,427	68,910,218
Series P, 5.25%(a)	2,639,834	66,312,630
Series Q, 5.85%(c)	6,785,941	178,198,811
Series R, 6.63%(a)(c)	3,547,936	100,513,027
Series T, 6.00%(a)	2,952,430	75,493,635
Series V, 6.00%	4,054,623	106,150,030
Series W, 5.70%	3,209,245	83,023,168
Series X, 5.50%(a)	4,639,122	117,833,699
Western Alliance Bancorp, 6.25%	210,548	5,488,986
Wintrust Financial Corp., Series D, 6.50%(c)	236,069	6,654,785
Zions Bancorp N.A.
Series G, 6.30%(a)(c)	514,923	13,789,638
Series H, 5.75%	238,377	6,126,289

		4,876,358,535

Capital Markets — 11.0%
Affiliated Managers Group Inc., 5.88%	360,914	9,261,053
Apollo Global Management LLC
Series A, 6.38%	1,026,932	26,299,729
Series B, 6.38%(a)	1,117,270	28,892,602
Apollo Investment Corp., 6.88%	180,368	4,635,458
Ares Management Corp., Series A, 7.00%(a)	1,154,362	30,544,419
B. Riley Financial Inc.
6.88%	120,294	3,091,556
7.38%	120,294	3,134,862

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The), 5.20%	2,137,655	$53,890,283
BrightSphere Investment Group PLC, 5.13%(a)	150,292	3,697,183
Capitala Finance Corp., 5.75%(d)	63,851	1,613,515
Carlyle Group LP (The), Series A, 5.88%	1,486,128	35,919,714
Charles Schwab Corp. (The)
Series C, 6.00%	2,228,387	58,071,765
Series D, 5.95%(a)	2,785,484	73,397,503
Cowen Inc.
7.35%	145,035	3,702,744
7.75%	120,895	3,116,673
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(b)	2,802,966	53,873,007
Series B, 6.20%(a)	562,240	14,241,539
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(a)(b)	747,473	15,106,429
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(b)	2,802,966	56,255,528
Series J, 5.50%(a)(c)	3,712,256	96,333,043
Series K, 6.38%(a)(c)	2,598,809	71,337,307
Series N, 6.30%(a)	2,506,009	66,409,238
KKR & Co. Inc.
Series A, 6.75%	1,284,266	34,212,846
Series B, 6.50%	575,495	15,256,372
Ladenburg Thalmann Financial Services Inc., Series A, 8.00%	1,583,095	38,437,547
Legg Mason Inc.
5.45%	1,012,537	25,445,055
6.38%	506,268	13,608,484
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(b)	4,097,629	83,427,726
Series E, 7.13%(c)	3,202,958	89,170,351
Series F, 6.88%(c)	3,156,502	86,614,415
Series G, 6.63%(a)	1,856,790	47,088,194
Series I, 6.38%(c)	3,713,534	99,596,982
Series K, 5.85%(c)	3,713,534	97,740,215
MVC Capital Inc., 6.25%	217,200	5,629,824
Northern Trust Corp., Series C, 5.85%(a)	1,486,256	37,498,239
Oaktree Capital Group LLC
Series A, 6.63%(a)	669,946	17,304,705
Series B, 6.55%(a)	874,637	22,696,830
Prospect Capital Corp., 6.25%	261,585	6,688,728
State Street Corp.
Series C, 5.25%(a)	1,857,004	46,536,520
Series D, 5.90%(a)(c)	2,785,484	73,536,778
Series E, 6.00%	2,785,484	70,612,019
Series G, 5.35%(a)(c)	1,857,005	49,117,782
Stifel Financial Corp.
5.20%	200,422	4,948,419
Series A, 6.25%	191,386	4,972,208
Series B, 6.25%	204,244	5,302,174
Virtus Investment Partners Inc., Series D, 7.25%(d)	54,257	5,147,362

		1,693,414,925

Chemicals — 0.4%
EI du Pont de Nemours & Co., Series B, 4.50%	75,505	8,257,982
International Flavors & Fragrances Inc., 6.00%(a)(d)	831,379	44,744,818
Rayonier Advanced Materials Inc., Series A, 8.00%(d) .	78,512	4,049,649

		57,052,449

Commercial Services & Supplies — 0.2%
Pitney Bowes Inc., 6.70%(a)	1,651,263	35,138,877

Security	Shares	Value

Consumer Finance — 2.4%
Capital One Financial Corp.
Series B, 6.00%	3,247,599	$82,001,875
Series C, 6.25%	1,855,778	46,895,510
Series D, 6.70%	1,855,778	47,266,666
Series F, 6.20%	1,855,778	47,804,841
Series G, 5.20%(a)	2,226,915	55,606,067
Series H, 6.00%(a)	1,855,778	48,268,786
Navient Corp., 6.00%	1,213,698	24,953,631
SLM Corp., Series B, 4.11% (3 mo. LIBOR US + 1.700%)(b)	188,874	11,083,126

		363,880,502

Diversified Financial Services — 1.9%
Allied Capital Corp., 6.88%(a)	882,444	22,987,666
Citigroup Capital XIII, 8.95% (3 mo. LIBOR US + 6.370%)(b)	8,620,833	237,848,782
Compass Diversified Holdings
Series A, 7.25%	396,074	9,478,051
Series B, 7.88%(c)	376,666	8,964,651
Voya Financial Inc., Series B, 5.35%(c)	563,000	14,232,640

		293,511,790

Diversified Telecommunication Services — 2.6%
AT&T Inc.
5.35%	2,651,290	70,020,569
5.63%	1,653,970	44,194,078
GCI Liberty Inc., Series A, 7.00%(a)	688,188	17,101,472
Qwest Corp.
6.13%(a)	2,994,974	67,776,262
6.50%	1,949,939	45,921,063
6.63%	826,310	20,814,749
6.75%	1,323,176	32,669,215
6.88%(a)	1,002,420	25,561,710
7.00%	473,632	12,295,487
Telephone & Data Systems Inc.
5.88%	595,995	13,976,083
6.63%	139,868	3,665,940
6.88%	686,148	17,263,484
7.00%(a)	914,879	22,963,463

		394,223,575

Electric Utilities — 6.9%
Alabama Power Co., Series A, 5.00%(a)	980,810	25,049,887
American Electric Power Co. Inc., 6.13%(d)	811,197	43,407,152
CMS Energy Corp.
5.63%	403,087	10,593,126
5.88%	1,263,040	33,508,451
5.88%	564,313	15,038,941
Dominion Energy Inc., Series A, 5.25%	1,603,872	41,379,898
DTE Energy Co.
5.25%	403,087	10,298,873
Series B, 5.38%	604,631	15,696,221
Series E, 5.25%	806,174	20,686,425
Series F, 6.00%(a)	560,755	15,224,498
Duke Energy Corp.
5.13%	1,932,253	48,460,905
5.63%	1,007,718	26,926,225
Series A, 5.75%	1,878,716	49,635,677
Entergy Arkansas LLC
4.75%	245,928	6,349,861
4.88%	826,311	21,137,035
4.90%	397,340	10,310,973

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Entergy Louisiana LLC
4.70%(a)	201,544	$5,105,110
4.88%	544,177	13,985,349
5.25%	397,808	10,339,030
Entergy Mississippi LLC, 4.90%(a)	523,995	13,498,111
Entergy Texas Inc., 5.63%(a)	272,088	7,373,585
Georgia Power Co., Series 2017, 5.00%	544,177	14,045,208
Interstate Power & Light Co., Series D, 5.10%	377,747	9,587,219
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	503,859	13,447,997
NextEra Energy Capital Holdings Inc.
5.00%(a)	1,736,111	42,986,108
Series I, 5.13%(a)	1,927,636	48,152,347
Series K, 5.25%	1,142,768	29,997,660
Series N, 5.65%	1,378,316	36,015,397
NextEra Energy Inc., 6.12%(a)(d)	2,778,362	180,399,045
Pacific Gas & Electric Co., Series A, 6.00%	182,383	4,887,864
PPL Capital Funding Inc., Series B, 5.90%(a)	1,739,019	43,997,181
SCE Trust II, 5.10%(a)	1,570,295	35,410,152
SCE Trust III, Series H, 5.75%(c)	554,222	13,550,728
SCE Trust IV, Series J, 5.38%(a)(c)	654,994	15,883,605
SCE Trust V, Series K, 5.45%(c)	604,631	14,644,163
SCE Trust VI, 5.00%	957,309	21,529,879
Southern Co. (The)
5.25%	1,603,872	41,700,672
6.25%	1,994,822	53,002,421

		1,063,242,979

Electronic Equipment, Instruments & Components — 0.2%
Belden Inc., 6.75%(d)	483,517	38,076,964

Energy Equipment & Services — 0.1%
Nabors Industries Ltd., 6.00%(d)	539,193	12,121,059

Equity Real Estate Investment Trusts (REITs) — 11.4%
Alexandria Real Estate Equities Inc., Series D, 7.00%(d)	108,600	4,139,832
American Homes 4 Rent
Series D, 6.50%(e)	507,569	13,780,498
Series E, 6.35%(a)(e)	434,400	11,711,424
Series F, 5.88%(a)(e)	603,441	15,592,915
Series G, 5.88%(e)	217,200	5,571,180
Series H, 6.25%(e)	429,773	11,118,228
Ashford Hospitality Trust Inc.
Series F, 7.38%(a)(e)	226,657	4,963,788
Series G, 7.38%(a)(e)	613,887	13,198,570
Series I, 7.50%	521,548	11,004,663
Bluerock Residential Growth REIT Inc., Series A, 8.25%(e)	270,143	7,126,372
Boston Properties Inc., Series B, 5.25%(a)(e)	788,436	19,860,703
Braemar Hotels & Resorts Inc., Series b, 5.50%(a)(d)	234,486	4,356,750
Brookfield Property REIT Inc., Series A, 6.38%(a)	930,197	23,059,584
CBL & Associates Properties Inc.
Series D, 7.38%(a)(e)	1,825,592	14,604,736
Series E, 6.63%(a)(e)	765,227	5,769,812
Cedar Realty Trust Inc., Series C, 6.50%(a)(e)	511,200	11,041,920
City Office REIT Inc., Series A, 6.63%(a)	205,741	5,429,505
Colony Capital Inc.
Series B, 8.25%(e)	571,260	14,035,858
Series E, 8.75%(a)	934,307	23,226,872
Series H, 7.13%(e)	1,095,682	23,546,206

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series I, 7.15%(e)	1,305,195	$28,518,511
Series J, 7.13%(a)(e)	1,196,838	25,911,543
Crown Castle International Corp., Series A, 6.88%(d)	94,437	113,499,108
Digital Realty Trust Inc.
Series C, 6.63%(a)(e)	772,688	21,241,193
Series G, 5.88%(e)	934,307	23,469,792
Series I, 6.35%(a)(e)	939,953	24,542,173
Series J, 5.25%(e)	747,472	18,559,730
Series K, 5.85%(e)	396,616	10,339,779
EPR Properties
Series C, 5.75%(d)(e)	254,667	8,164,624
Series E, 9.00%(a)(d)(e)	162,764	6,176,894
Series G, 5.75%(a)(e)	594,090	14,846,309
Equity Commonwealth, Series D, 6.50%(d)(e)	232,087	6,400,959
Farmland Partners Inc., Series B, 6.00%(e)(f)	569,139	13,289,396
Federal Realty Investment Trust, Series C, 5.00%(a)	567,319	13,922,008
Global Net Lease Inc., Series A, 7.25%	255,753	6,521,701
Hersha Hospitality Trust
Series D, 6.50%(a)(e)	717,253	17,149,519
Series E, 6.50%(a)(e)	159,714	3,844,316
iStar Inc.
Series D, 8.00%(e)	187,968	4,904,085
Series I, 7.50%(e)	236,069	6,038,645
Kimco Realty Corp.
Series I, 6.00%(e)	650,469	16,255,220
Series J, 5.50%(a)(e)	854,088	21,480,313
Series K, 5.63%(a)(e)	650,286	16,120,590
Series L, 5.13%(a)(e)	854,088	20,959,320
Series M, 5.25%(e)	953,245	23,325,905
Lexington Realty Trust, Series C, 6.50%(a)(d)(e)	90,193	4,848,776
MFA Financial Inc., 8.00%	188,874	4,901,280
Monmouth Real Estate Investment Corp., Series C, 6.13%(e)	1,095,789	26,200,315
National Retail Properties Inc.
Series E, 5.70%(a)(e)	1,074,478	26,818,971
Series F, 5.20%(a)(e)	1,289,364	31,447,588
National Storage Affiliates Trust, Series A, 6.00%(e)	683,221	17,661,263
Office Properties Income Trust, 5.88%	624,767	15,681,652
Pebblebrook Hotel Trust
Series C, 6.50%(e)	236,062	6,010,139
Series D, 6.38%(a)(e)	236,069	6,246,386
Series E, 6.38%(e)	439,458	10,968,872
Series F, 6.30%(a)(e)	600,190	15,052,765
Pennsylvania REIT
Series C, 7.20%(e)	671,658	14,084,668
Series D, 6.88%(a)(e)	503,743	10,225,983
PS Business Parks Inc.
Series U, 5.75%(a)(e)	433,962	11,248,295
Series V, 5.70%(a)(e)	188,129	4,842,440
Series W, 5.20%(a)(e)	737,424	18,383,980
Series X, 5.25%(a)	860,958	21,334,539
Series Y, 5.20%(a)(e)	746,223	18,297,388
Public Storage
Series A, 5.88%(a)(e)	710,069	18,135,162
Series B, 5.40%(a)(e)	1,132,148	28,722,595
Series C, 5.13%(e)	747,472	18,507,407
Series D, 4.95%(a)(e)	1,217,666	29,966,760
Series E, 4.90%(a)(e)	1,308,066	32,060,698
Series F, 5.15%(a)	1,046,425	26,139,696
Series G, 5.05%(a)(e)	1,127,582	27,930,206

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series H, 5.60%	538,249	$14,096,741
Series U, 5.63%(a)(e)	1,074,477	27,109,055
Series V, 5.38%(e)	1,849,957	46,082,429
Series W, 5.20%(e)	1,904,514	47,308,128
Series X, 5.20%(a)(e)	840,890	20,862,481
QTS Realty Trust Inc.
Series A, 7.13%(a)(e)	422,111	10,877,800
Series B, 6.50%(d)	300,113	33,246,518
RLJ Lodging Trust, Series A, 1.95%(a)(d)	1,228,001	32,136,786
Saul Centers Inc., Series C, 6.88%(e)	198,286	5,314,065
Senior Housing Properties Trust
5.63%	1,411,106	30,733,889
6.25%	427,437	10,420,914
SITE Centers Corp.
Series A, 6.38%(e)	54,029	1,376,119
Series J, 6.50%(e)	779,146	19,805,891
Series K, 6.25%(e)	279,068	7,163,676
SL Green Realty Corp., Series I, 6.50%(e)	432,457	11,256,856
Spirit Realty Capital Inc., Series A, 6.00%(a)	643,627	15,768,861
Summit Hotel Properties Inc., Series E, 6.25%(a)	302,180	7,766,026
Sunstone Hotel Investors Inc., Series E, 6.95%(a)(e)	217,200	5,918,700
Taubman Centers Inc., Series K, 6.25%(a)(e)	321,049	8,318,380
Two Harbors Investment Corp., Series B, 7.63%(c)	1,069,751	27,449,811
UMH Properties Inc., Series C, 6.75%(e)	460,374	11,624,443
Urstadt Biddle Properties Inc., Series H, 6.25%(e)	216,828	5,769,793
VEREIT Inc., Series F, 6.70%(a)(e)	3,992,219	100,643,841
Vornado Realty Trust
Series K, 5.70%(a)(e)	1,123,582	27,921,013
Series L, 5.40%(e)	1,155,451	28,874,720
Series M, 5.25%(a)(e)	1,235,432	30,292,793
Washington Prime Group Inc., Series H, 7.50%(a)(e)	188,874	3,968,243

		1,746,446,845

Food Products — 1.5%
CHS Inc.
8.00%(a)	1,146,606	31,703,656
Series 1, 7.88%(a)	2,004,971	54,234,466
Series 2, 7.10%(a)(c)	1,569,661	41,203,601
Series 3, 6.75%(a)(c)	1,840,606	47,542,853
Series 4, 7.50%(a)	1,934,069	52,626,017

		227,310,593

Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%	221,680	5,839,051
South Jersey Industries Inc., 7.25%(d)	172,946	9,209,374
Southern Co. (The), 5.25%	906,946	23,299,443
Spire Inc., Series A, 5.90%	472,139	12,379,485

		50,727,353

Health Care Equipment & Supplies — 2.4%
Becton Dickinson and Co., Series A, 6.13%(d)	4,580,813	283,598,133
Danaher Corp., Series A, 4.75%(d)	77,921	86,075,432

		369,673,565

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(d)	211,481	18,335,403

Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp.
6.88%(c)	345,891	9,307,927
Series 19-A, 6.20%(c)	421,051	10,854,695
Vistra Energy Corp., 7.00%(d)	251,231	23,256,453

		43,419,075

Security	Shares	Value

Industrial Conglomerates — 0.1%
Hillman Group Capital Trust, 11.60%	114,975	$3,914,899
Steel Partners Holdings LP, Series A, 6.00%(a)	752,892	15,818,261

		19,733,160

Insurance — 10.0%
Aegon NV
6.38%	3,844,374	98,877,299
Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(b)	961,877	21,382,526
Allstate Corp. (The)
5.10%(a)(c)	1,932,253	49,542,967
Series A, 5.63%(a)	1,074,477	26,926,394
Series D, 6.63%(a)	254,984	6,986,562
Series E, 6.63%	2,793,614	70,901,923
Series F, 6.25%(a)	934,307	23,712,712
Series G, 5.63%(a)	2,148,955	55,142,185
American Financial Group Inc./OH
5.88%	253,111	6,694,786
6.00%	303,761	8,046,629
6.25%	303,761	7,833,996
American International Group Inc., Series A, 5.85%	944,322	24,788,452
Arch Capital Group Ltd.
Series E, 5.25%	1,681,779	40,278,607
Series F, 5.45%(a)	1,234,994	30,603,151
Argo Group U.S. Inc., 6.50%	172,946	4,430,876
Aspen Insurance Holdings Ltd.
5.63%	980,831	25,089,657
5.95%(a)(c)	1,029,252	26,698,797
Assurant Inc., Series D, 6.50%(a)(d)	267,607	29,827,476
Assured Guaranty Municipal Holdings Inc.
5.60%	120,320	3,094,630
6.25%	276,704	7,310,520
6.88%	117,953	3,238,989
Athene Holding Ltd., Series A, 6.35%(c)	1,600,000	42,240,000
Axis Capital Holdings Ltd.
Series D, 5.50%	840,890	20,711,121
Series E, 5.50%(a)	2,055,493	50,914,562
Brighthouse Financial Inc.
6.25%	755,766	19,627,243
Series A, 6.60%	802,645	21,366,410
Enstar Group Ltd.
Series D, 7.00%(c)	1,494,900	38,448,828
Series E, 7.00%	410,429	10,445,418
Global Indemnity Ltd., 7.88%	245,527	6,368,970
Hanover Insurance Group Inc. (The), 6.35%	578,043	14,688,073
Hartford Financial Services Group Inc. (The)
7.88%(c)	2,318,676	64,644,687
Series G, 6.00%	1,287,208	34,149,628
Maiden Holdings Ltd.
6.63%	114,346	1,829,536
Series A, 8.25%	241,497	1,388,608
Series C, 7.13%	291,676	1,435,046
Series D, 6.70%	271,168	1,328,723
Maiden Holdings North America Ltd., 7.75%	177,956	3,778,006
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(a)(b)	2,242,372	52,718,166
Series E, 5.63%(a)	3,008,501	77,920,176
National General Holdings Corp.
7.63%	187,831	4,936,199
Series B, 7.50%(a)	662,981	16,170,107
Series C, 7.50%	784,839	19,071,588

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
PartnerRe Ltd.
Series G, 6.50%	302,904	$8,026,956
Series H, 7.25%	1,105,990	29,231,316
Series I, 5.88%	345,665	8,938,897
Prudential Financial Inc.
5.63%	1,138,942	30,181,963
5.70%	2,735,725	69,323,271
5.75%(a)	2,215,563	56,386,078
Prudential PLC
6.50%	1,152,365	30,468,531
6.75%	960,297	25,227,002
Reinsurance Group of America Inc.
5.75%(c)	810,030	22,113,819
6.20%(a)(c)	1,537,955	40,878,844
RenaissanceRe Holdings Ltd.
Series C, 6.08%	232,451	6,190,170
Series E, 5.38%(a)	1,026,051	25,466,586
Series F, 5.75%	979,514	25,349,822
Torchmark Corp., 6.13%	360,914	9,582,267
Unum Group, 6.25%	604,631	15,901,795
WR Berkley Corp. 5.63%	1,350,288	34,621,384
5.70%	296,786	7,882,636
5.75%	584,449	15,067,095
5.90%	221,680	5,774,764

		1,542,203,425

Internet & Direct Marketing Retail — 0.3%
eBay Inc., 6.00%	1,503,630	39,846,195
QVC Inc., 6.38%	453,450	11,372,526

		51,218,721

Leisure Products — 0.1%
Brunswick Corp/DE 6.38%	276,704	7,163,867
6.50%	222,585	5,816,146
6.63%	150,362	3,924,448

		16,904,461

Life Sciences Tools & Services — 0.4%
Avantor Inc., Series A, 6.25%(a)(d)	977,355	64,632,486

Machinery — 2.3%
Colfax Corp., 5.75%(d)	231,771	29,425,646
Fortive Corp., Series A, 5.00%(d)	130,322	133,568,321
Rexnord Corp., Series A, 5.75%(d)	752,148	46,144,280
Stanley Black & Decker Inc. 5.38%(a)(d)	698,094	70,598,246
5.75%(a)	2,898,380	73,560,885

		353,297,378

Marine — 0.6%
Seaspan Corp.
Series D, 7.95%	684,340	16,875,824
Series E, 8.25%	528,107	13,313,578
Series G, 8.20%	765,302	19,400,406
Series H, 7.88%	849,169	21,025,424
Series I, 8.00%(c)	591,478	14,834,268

		85,449,500

Mortgage Real Estate Investment — 3.6%
AG Mortgage Investment Trust Inc., Series B, 8.00%(e)	214,109	5,583,963

Security	Shares	Value

Mortgage Real Estate Investment (continued)
AGNC Investment Corp.
Series B, 7.75%	699,994	$17,905,847
Series C, 7.00%(a)(c)(e)	1,250,013	32,500,338
Series D, 6.88%(c)(e)	443,812	11,161,872
Annaly Capital Management Inc.
Series C, 7.63%(e)	654,010	16,382,951
Series D, 7.50%(e)	1,719,137	43,511,357
Series F, 6.95%(c)(e)	2,690,847	68,347,514
Series G, 6.50%(c)(e)	1,588,362	38,438,360
ARMOUR Residential REIT Inc., Series B, 7.88%(a)(e)	620,148	15,534,707
Capstead Mortgage Corp., Series E, 7.50%(e)	959,959	24,037,373
Chimera Investment Corp.
Series A, 8.00%(a)(e)	559,521	14,502,784
Series B, 8.00%(c)(e)	1,239,979	31,842,661
Series C, 7.75%(c)(e)	994,998	25,073,950
Series D, 8.00%(c)(e)	737,721	18,937,298
Great Ajax Corp., 7.25%(d)	127,231	3,302,917
Invesco Mortgage Capital Inc.
Series A, 7.75%(e)	264,396	6,882,228
Series B, 7.75%(c)(e)	292,722	7,683,953
Series C, 7.50%(c)(e)	1,072,681	27,299,731
MFA Financial Inc., Series B, 7.50%(a)(e)	778,840	19,821,478
New York Mortgage Trust Inc., Series D, 8.00%(c)(e)	569,343	13,903,356
PennyMac Mortgage Investment Trust
Series A, 8.13%(c)(e)(g)	210,557	5,497,643
Series B, 8.00%(a)(c)(e)(g)	765,656	19,761,581
Ready Capital Corp., 7.00%	138,329	3,700,301
Two Harbors Investment Corp.
Series A, 8.13%(c)(e)	271,500	7,379,370
Series C, 7.25%(c)(e)	1,097,635	27,385,993
Series E, 7.50%(a)(e)	745,643	18,447,208
Wells Fargo Real Estate Investment Corp., Series A, 6.38%(e)	1,161,527	29,862,859

		554,689,593

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%	609,889	15,838,817

Multi-Utilities — 3.7%
CenterPoint Energy Inc., Series B, 7.00%(d)	1,826,580	91,730,848
Dominion Energy Inc.
Series A, 6.75%(d)	1,403,388	70,576,382
Series A, 7.25%(d)	700,000	72,492,000
DTE Energy Co., 6.50%(d)	680,198	38,227,128
Just Energy Group Inc., Series A, 8.50%(c)	440,897	9,911,365
NiSource Inc., Series B, 6.50%	1,868,659	49,052,299
Sempra Energy
Series A, 6.00%(d)	1,589,347	177,196,297
Series B, 6.75%(d)	539,826	59,931,482

		569,117,801

Oil, Gas & Consumable Fuels — 2.6%
Chesapeake Energy Corp., 4.50%(a)(d)	119,549	6,354,029
DCP Midstream LP
Series B, 7.88%(a)(c)	608,433	14,626,729
Series C, 7.95%(c)	422,994	10,240,685
El Paso Energy Capital Trust I, 4.75%(d)	222,721	11,804,213
Enbridge Inc., Series B, 6.38%(c)	1,202,904	31,395,794
Energy Transfer Operating LP
Series C, 7.38%(c)	1,681,779	39,824,527
Series D, 7.63%(c)	1,663,078	40,612,365
Series E, 7.60%(c)	1,502,955	37,468,668

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
GasLog Ltd., Series A, 8.75%	217,200	$5,883,948
Golar LNG Partners LP, Series A, 8.75%	499,694	12,467,365
Hoegh LNG Partners LP, Series A, 8.75%(a)	565,500	14,369,355
NGL Energy Partners LP, Series B, 9.00%(a)(c)	817,522	20,217,319
NuStar Energy LP
Series A, 8.50%(c)	846,518	19,419,123
Series B, 7.63%(c)	1,438,840	29,625,716
Series C, 9.00%(a)(c)	645,935	15,483,062
NuStar Logistics LP, 9.33% (3 mo. LIBOR US + 6.734%)(b)	1,555,453	38,948,543
Targa Resources Partners LP, Series A, 9.00%(c)	236,069	6,395,109
Teekay LNG Partners LP 9.00%	472,370	11,908,448
Series B, 8.50%(c)	646,349	15,783,843
Teekay Offshore Partners LP
Series A, 7.25%	283,310	4,705,779
Series B, 8.50%	495,061	8,673,469
Series E, 8.88%(c)	486,753	8,615,528

		404,823,617

Real Estate Management & Development — 0.1%
Brookfield Property Partners LP, Series A, 6.50%	347,520	8,760,979

Road & Rail — .00%
GATX Corp., 5.63%	298,191	8,051,157

Software — 0.3%
Tennessee Valley Authority
Series A, 3.36% (30 Year CMT + 0.840%)(b)	707,482	17,757,798
Series D, 3.55% (30 Year CMT + 0.940%)(b)	833,763	21,027,503

		38,785,301

Specialty Retail — 0.1%
TravelCenters of America LLC 8.00%	144,348	3,664,996
8.00%	188,874	4,776,624
8.25%	426,007	10,675,735

		19,117,355

Thrifts & Mortgage Finance — 0.4%
Federal Agricultural Mortgage Corp., Series D, 5.70% .	188,874	4,829,508
New York Community Bancorp Inc., Series A, 6.38%(c)	1,924,718	49,234,286
New York Community Capital Trust V, 6.00%(d)	87,242	4,174,530

		58,238,324

Trading Companies & Distributors — 0.1%
Air Lease Corp., Series A, 6.15%(c)	472,139	12,511,683

Security	Shares	Value

Water Utilities — 0.2%
Aqua America Inc., 6.00%(d)	415,033	$23,648,580

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%(a)	1,042,930	26,167,114
United States Cellular Corp. 7.25%	330,823	8,687,412
7.25%	360,914	9,513,693

		44,368,219

Total Preferred Stocks — 99.0% (Cost: $15,319,685,533)		15,213,173,132

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(g)(h)(i)	154,834,613	154,912,030
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(g)(h)	291,362,426	291,362,426

		446,274,456

Total Short-Term Investments — 2.9% (Cost: $446,246,144)		446,274,456

Total Investments in Securities — 101.9% (Cost: $15,765,931,677)		15,659,447,588

Other Assets, Less Liabilities — (1.9)%		(293,127,978)

Net Assets — 100.0%		$15,366,319,610

(a)	All or a portion of this security is on loan.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Convertible preferred stock.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Preferred and Income Securities ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	44,046,900	110,787,713	(a)	—	154,834,613	$154,912,030	$1,337,352	(b)	$2,806	$15,658
BlackRock Cash Funds: Treasury, SL Agency Shares	270,452,652	20,909,774	(a)	—	291,362,426	291,362,426	861,256		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	208,480	—		(208,480)	—	—	85,329		(318,920)	195,672
iShares Core U.S. Aggregate Bond ETF	155,000	—		(155,000)	—	—	80,947		11,882	146,599
PennyMac Mortgage Investment Trust
Series A, 8.13%	106,808	103,749		—	210,557	5,497,643	74,130		—	84,070
Series B, 8.00%	765,656	—		—	765,656	19,761,581	382,828		—	436,424

						$471,533,680	$2,821,842		$(304,232)	$878,423

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Preferred Stocks	$15,213,173,132	$—	$—	$15,213,173,132
Money Market Funds	446,274,456	—	—	446,274,456

	$15,659,447,588	$—	$—	$15,659,447,588

Portfolio Abbreviations — Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate